Debt - Mortgage Notes And Other Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Mortgage notes and other debt payables
Current portion of notes payable	$ 11,926	$ 11,981
Other long-term liabilities	1,567	717
EirGen Pharma Limited, OPKO Europe and Bio Reference
Mortgage notes and other debt payables
Current portion of notes payable	1,632	3,681
Other long-term liabilities	2,011	2,090
Total	$ 3,643	$ 5,771